Award Timing Disclosure	12 Months Ended
May 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Consistent with prior years, the Company made grants of fiscal 2024 long-term incentive awards to executive officers (including NEOs) on August 1, 2023. The Compensation Committee determined in June 2024 to align the grant date for long-term incentive awards to executive officers (including NEOs) with the grant date for employees below the executive officer level. Accordingly, awards for fiscal 2025 and thereafter are expected to be granted to executive officers (including NEOs) on September 1 of each fiscal year.
FISCAL 2024 AWARD GRANTS
The Compensation Committee determined the fiscal 2024 long-term incentive awards in June 2023. With respect to the mix of the long-term incentive award components, the Compensation Committee completed a multi-year evolution to increase the proportion delivered in PSUs. In setting the value of each long-term incentive award, the committee considered multiple factors, including individual and Company performance, evolving responsibilities, our cohort compensation approach, and retaining top-tier talent in a highly competitive talent marketplace.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	Consistent with prior years, the Company made grants of fiscal 2024 long-term incentive awards to executive officers (including NEOs) on August 1, 2023. The Compensation Committee determined in June 2024 to align the grant date for long-term incentive awards to executive officers (including NEOs) with the grant date for employees below the executive officer level. Accordingly, awards for fiscal 2025 and thereafter are expected to be granted to executive officers (including NEOs) on September 1 of each fiscal year.